SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENT
Mexico Debt Issuance
On January 17, 2023, a wholly-owned Mexican subsidiary entered into a US$1.8 billion senior unsecured term loan and a US$500 million senior unsecured credit facility. Both the term loan and the revolving commitment are due in January 2028 and bear interest at a floating rate.